Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	001-36259
Entity Registrant Name	XMAX Inc.
Entity Central Index Key	0001473334
Entity Tax Identification Number	90-0746568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6565 E. Washington Blvd.
Entity Address, City or Town	Commerce
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90040
City Area Code	(323)
Local Phone Number	888-9999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XMAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false